Financial risk management (Tables)	6 Months Ended
Jun. 30, 2022
Financial instruments and financial risk management
Schedule of assets at fair value

	At June 30, 2022
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$19,704	$—	$21,715
Current financial assets	1,230,105	—	—
Cash equivalents	1,367,288	—	—
Assets carried at fair value	$2,617,097	$—	$21,715

	At December 31, 2021
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$35,710	$—	$17,459
Current financial assets	73,052	—	—
Cash equivalents	997,092	—	—
Assets carried at fair value	$1,105,854	$—	$17,459